Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Net sales
Products	$ 107,887	$ 41,318	$ 279,910	$ 120,308
Services	17,739	8,406	49,408	23,786
Revenue, Net	125,626	49,724	329,318	144,094
Cost of sales
Products	53,565	17,564	148,339	54,026
Services	11,469	4,203	32,608	12,997
Total cost of sales	65,034	21,767	180,947	67,023
Gross profit	60,592	27,957	148,371	77,071
Operating expenses
Research and development, net	13,514	4,067	34,640	12,576
Selling, general and administrative	51,587	14,781	137,577	42,366
Change in fair value of earn-out obligations	1,607		1,607
Total operating expenses	66,708	18,848	173,824	54,942
Operating income (loss)	(6,116)	9,109	(25,453)	22,129
Other income (expense)	(452)	163	200	518
Income (loss) before income taxes	(6,568)	9,272	(25,253)	22,647
Income taxes (benefit)	80	4,089	(337)	9,924
Net income (loss)	(6,648)	5,183	(24,916)	12,723
Net income (loss) attributable to non-controlling interest	(22)		46
Net income (loss) attributable to Stratasys Ltd.	(6,626)	5,183	(24,962)	12,723
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.16)	$ 0.24	$ (0.63)	$ 0.60
Diluted	$ (0.16)	$ 0.24	$ (0.63)	$ 0.58
Weighted average ordinary shares outstanding
Basic	41,976	21,468	39,754	21,349
Diluted	41,976	22,008	39,754	21,857
Comprehensive Income
Net income (loss)	(6,648)	5,183	(24,916)	12,723
Other comprehensive income (loss):
Foreign currency translation adjustment	1,852	46	1,497	23
Fair value adjustment on derivatives designated as cash flow hedges, net of tax	188		188
Comprehensive income (loss)	(4,608)	5,229	(23,231)	12,746
Less: comprehensive income (loss) attributable to non-controlling interest	296		(43)
Comprehensive income attributable to Stratasys Ltd.	$ (4,904)	$ 5,229	$ (23,188)	$ 12,746